FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2013
FAIR VALUE
Schedule of available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

Schedule of additional information concerning the Group's available-for-sale securities

	As of February 29, 2012				As of February 28, 2013
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$374,569	$—	$(12,766)	$361,803	$378,390	21,565	$—	$399,955

Schedule of long-term investments

	As of	As of
	February 29,	February 28,
	2012	2013

Long-term investment in Century Mingde (1)	$—	$2,411,073
Long-term investment in a third-party online platform (2)	—	3,080,000

	$—	$5,491,073

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073.

At the end of each reporting period, the Group calculates the fair value of these investments by using income approach discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (Level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. As of February 28, 2013, the net present value derived from such discounted cash flow model based on a discount rate of 19% approximated the initial purchase price.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment.

Schedule of information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2012	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$361,803	$361,803	—	—
Long-term investments	—	—	—	—

Total	$361,803	$361,803	—	—

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073